FINANCIAL TRUSTS	12 Months Ended
Dec. 31, 2025
FINANCIAL TRUSTS
FINANCIAL TRUSTS

22.    FINANCIAL TRUSTS

The detail of the financial trusts in which Grupo Supervielle acts as Trustee or as a Settler is summarized below:

As Trustee:

Banco Supervielle S.A.

Below is a detail of financial trusts:

Below is a detail of the Guarantee Management trust where the Bank acts as a trustee as of December 31, 2025:

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Fideicomiso de Administración Interconexión 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018

The duration of this Trust FundContract will be 24 months as from 09/12/2018, or termination of payment obligations through disbursements (the “termination date”). After 30 (thirty days) days of the end of the term of the trust contract without the parties having agreed on an extension fee, the trust will be considered extinguished without the possibility of extension, with the trustee receiving, from the trust account, the sum of pesos equivalent to U$D 6,000 (six thousand U.S. dollars) at the current purchasing exchange rate at Banco Supervielle as a penalty. At present, Interconexión Eléctrica Rodeo S.A. is negotiating the proposal of the Commission for the Extension and Prolongation of the Trust Contract

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Those initially mentioned (DISERVEL S.R.L., INGENIAS S.R.L, GEOTECNIA (INV. CALVENTE), NEWEN INGENIERIA S.A., INGICIAP S.A., MERCADOS ENERGETICOS, DISERVEL S.R.L.) and providers of works, goods and services included in the Project to be assigned by the Trustee with prior consent of the Trustor

Interconexión Electrica Rodeo S.A.

As Settler:

Micro Lending Financial Trust

The following are financial trusts where Micro Lending S.A.U acts as settler:

		Securitized	Issued Securities
Financial Trust	Set-up on	Amount	Type	Amount	Type	Amount	Type	Amount
III	06/08/2011	$39,779	VDF TV A	VN$31,823	VDF B	NV $6,364	Participation certificate	VN $1,592
			Exp date: 03/12/13		Exp date: 11/12/13		Exp date: 10/12/16
IV	09/01/2011	$40,652	VDF TV A	VN$32,522	VDF B	NV $6,504	Participation certificate	VN $1,626
			Exp date: 06/20/13		Exp date: 10/20/13		Exp date: 06/29/17